STOCK OPTIONS AND WARRANTS (Summary of Stock Options Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Options
Outstanding at beginning of the period	426,000	70,500
Granted during the period	2,427,000	475,500
Exercised during the period
Terminated during the period	(508,000)	(120,000)
Outstanding at end of the period	2,345,000	426,000
Exercisable at end of the period	177,171	35,834
Weighted Average Exercise Price
Outstanding at beginning of the period	$ 1.04	$ 1.35
Granted during the period	$ 1.32	$ 1.00
Exercised during the period
Terminated during the period	$ 1.35	$ 1.08
Outstanding at end of the period	1.26	1.04
Exercisable at end of the period	$ 1.13	$ 1.09
Employee options [Member]
Options
Outstanding at end of the period	2,345,000
Exercisable at end of the period	177,171
Weighted Average Exercise Price
Outstanding at end of the period	$ 1.26
Intrinsic value, outstanding	$ 261,659
Intrinsic value, exercisable	$ 39,459
Average remaining contractual life outstanding	6 years 7 months 6 days
Average remaining contractual life exercisable	3 years 2 months 12 days
Compensation cost related to unvested employee options not yet recognized	$ 777,880
Estimated compensation cost to be recognized in 2015	$ 283,000